VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Aerospace & Defense—0.3%
HEICO Corp.	1,788	$ 289
Automobiles—0.4%
Harley-Davidson, Inc.	10,545	349
Banks—1.9%
Byline Bancorp, Inc.	18,180	358
Carter Bankshares, Inc.(1)	26,472	332
Cathay General Bancorp	14,116	491
Central Pacific Financial Corp.	7,169	120
Preferred Bank	7,638	475
		1,776

Beverages—2.0%
Coca-Cola Consolidated, Inc.	2,720	1,731
National Beverage Corp.(1)	2,100	98
		1,829

Biotechnology—7.1%
ADMA Biologics, Inc.(1)	72,895	261
Agenus, Inc.(1)	103,512	117
Alkermes plc(1)	51,343	1,438
Anika Therapeutics, Inc.(1)	45,579	849
Avid Bioservices, Inc.(1)	21,827	206
Beam Therapeutics, Inc.(1)	3,049	73
Blueprint Medicines Corp.(1)	1,947	98
Catalyst Pharmaceuticals, Inc.(1)	6,713	79
Cytokinetics, Inc.(1)	8,664	255
Eagle Pharmaceuticals, Inc.(1)	20,867	329
Exelixis, Inc.(1)	13,000	284
Halozyme Therapeutics, Inc.(1)	8,579	328
Ironwood Pharmaceuticals, Inc. Class A(1)	21,173	204
Mirum Pharmaceuticals, Inc.(1)	6,361	201
Natera, Inc.(1)	7,679	340
Neurocrine Biosciences, Inc.(1)	2,381	268
Organogenesis Holdings, Inc. Class A(1)	21,500	68
Sutro Biopharma, Inc.(1)	28,274	98
Twist Bioscience Corp.(1)	11,744	238
Vaxcyte, Inc.(1)	3,178	162
Veracyte, Inc.(1)	12,864	287
Vericel Corp.(1)	4,760	160
Xencor, Inc.(1)	7,596	153
		6,496

Building Products—1.0%
Janus International Group, Inc.(1)	73,067	782
Masterbrand, Inc.(1)	12,571	153
		935

Capital Markets—2.3%
Bain Capital Specialty Finance, Inc.(2)	11,993	184
	Shares	Value

Capital Markets—continued
Federated Hermes, Inc. Class B	7,549	$ 256
Goldman Sachs BDC, Inc.(2)	15,506	226
Golub Capital BDC, Inc.	31,186	457
Hercules Capital, Inc.(2)	12,197	200
Main Street Capital Corp.	5,094	207
Trinity Capital, Inc.(2)	43,461	605
		2,135

Chemicals—0.2%
HB Fuller Co.	2,404	165
Commercial Services & Supplies—1.6%
HNI Corp.	24,000	831
Tetra Tech, Inc.	4,086	621
		1,452

Construction & Engineering—1.4%
Comfort Systems USA, Inc.	3,773	643
EMCOR Group, Inc.	2,974	626
		1,269

Consumer Staples Distribution & Retail—1.5%
BJ’s Wholesale Club Holdings, Inc.(1)	5,220	373
Casey’s General Stores, Inc.	1,967	534
Ingles Markets, Inc. Class A	2,699	203
Weis Markets, Inc.	4,022	253
		1,363

Containers & Packaging—1.3%
O-I Glass, Inc.(1)	41,958	702
Silgan Holdings, Inc.	10,940	472
		1,174

Distributors—0.2%
GigaCloud Technology, Inc. Class A(1)	20,737	183
Diversified Consumer Services—1.9%
2U, Inc.(1)	55,529	137
Bright Horizons Family Solutions, Inc.(1)	2,413	196
Carriage Services, Inc. Class A	3,684	104
Grand Canyon Education, Inc.(1)	3,396	397
OneSpaWorld Holdings Ltd.(1)	13,797	155
Perdoceo Education Corp.	25,404	434
Vitru Ltd.(1)	17,829	314
		1,737

Diversified REIT—0.3%
Armada Hoffler Properties, Inc.	28,864	296
Diversified Telecommunication Services—0.2%
Cogent Communications Holdings, Inc.	2,682	166
	Shares	Value

Electric Utilities—1.5%
ALLETE, Inc.	7,596	$ 401
IDACORP, Inc.	5,005	469
Otter Tail Corp.	6,984	530
		1,400

Electrical Equipment—3.1%
Atkore, Inc.(1)	10,969	1,637
Thermon Group Holdings, Inc.(1)	45,151	1,240
		2,877

Electronic Equipment, Instruments & Components—5.0%
Belden, Inc.	19,544	1,887
CTS Corp.	5,061	211
Fabrinet(1)	3,616	602
OSI Systems, Inc.(1)	1,796	212
Sanmina Corp.(1)	23,988	1,302
Vishay Intertechnology, Inc.	17,183	425
		4,639

Energy Equipment & Services—2.3%
DMC Global, Inc.(1)	8,600	210
ProPetro Holding Corp.(1)	90,810	965
Select Water Solutions, Inc. Class A	27,132	216
U.S. Silica Holdings, Inc.(1)	54,662	768
		2,159

Entertainment—1.6%
Liberty Media Corp.-Liberty Formula One Class A(1)	8,722	493
Madison Square Garden Sports Corp.	2,592	457
Roku, Inc. Class A (1)	6,011	424
Sciplay Corp. Class A(1)	6,390	146
		1,520

Financial Services—1.2%
I3 Verticals, Inc. Class A(1)	15,177	321
NMI Holdings, Inc. Class A(1)	30,696	831
		1,152

Food Products—3.1%
Cal-Maine Foods, Inc.	4,407	213
Flowers Foods, Inc.	19,748	438
Hostess Brands, Inc. Class A(1)	25,736	857
J & J Snack Foods Corp.	3,218	527
John B Sanfilippo & Son, Inc.	5,499	543
Lancaster Colony Corp.	1,188	196
Tootsie Roll Industries, Inc.	3,407	102
		2,876

Gas Utilities—0.4%
ONE Gas, Inc.	5,988	409
Ground Transportation—2.0%
Ryder System, Inc.	13,608	1,455
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Ground Transportation—continued
Saia, Inc.(1)	892	$ 356
		1,811

Healthcare Equipment & Supplies—3.6%
Axonics, Inc.(1)	2,371	133
Globus Medical, Inc. Class A(1)	4,022	200
Haemonetics Corp.(1)	13,662	1,224
Inari Medical, Inc.(1)	7,084	463
Inspire Medical Systems, Inc.(1)	1,803	358
Merit Medical Systems, Inc.(1)	5,279	364
Shockwave Medical, Inc.(1)	2,752	548
		3,290

Healthcare Providers & Services—1.0%
Chemed Corp.	895	465
Encompass Health Corp.	3,901	262
Tenet Healthcare Corp.(1)	2,910	192
		919

Healthcare Technology—1.7%
HealthStream, Inc.	5,015	108
NextGen Healthcare, Inc.(1)	61,929	1,470
		1,578

Hotels, Restaurants & Leisure—4.5%
Arcos Dorados Holdings, Inc. Class A	73,348	694
Boyd Gaming Corp.	15,966	971
Everi Holdings, Inc.(1)	23,156	306
Hilton Grand Vacations, Inc.(1)	17,467	711
PlayAGS, Inc.(1)	42,567	278
Red Rock Resorts, Inc. Class A	29,057	1,191
		4,151

Household Durables—1.2%
Beazer Homes USA, Inc.(1)	33,566	836
KB Home	6,276	291
		1,127

Independent Power and Renewable Electricity Producers—0.4%
TransAlta Corp.	40,722	354
Insurance—4.2%
AMERISAFE, Inc.	5,898	295
Donegal Group, Inc. Class A	22,965	327
Employers Holdings, Inc.	5,988	239
Enstar Group Ltd.(1)	1,074	260
Genworth Financial, Inc. Class A(1)	98,982	580
RLI Corp.	3,933	535
Safety Insurance Group, Inc.	6,345	433
Unum Group	24,327	1,197
		3,866

	Shares	Value

Interactive Media & Services—0.1%
Travelzoo(1)	9,076	$ 53
Leisure Products—0.4%
Acushnet Holdings Corp.	6,970	370
Life Sciences Tools & Services—0.8%
Medpace Holdings, Inc.(1)	895	217
West Pharmaceutical Services, Inc.	1,383	519
		736

Machinery—0.9%
Franklin Electric Co., Inc.	5,236	467
Terex Corp.	3,392	195
Wabash National Corp.	6,524	138
		800

Metals & Mining—3.4%
Commercial Metals Co.	28,487	1,408
United States Steel Corp.	11,951	388
Warrior Met Coal, Inc.	25,334	1,294
		3,090

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Invesco Mortgage Capital, Inc.	24,085	241
Multi-Utilities—0.2%
Unitil Corp.	4,737	202
Oil, Gas & Consumable Fuels—2.7%
Baytex Energy Corp.	87,520	386
Gulfport Energy Corp.(1)	11,324	1,344
Magnolia Oil & Gas Corp. Class A	27,306	626
Teekay Corp.(1)	24,882	153
		2,509

Paper & Forest Products—0.7%
UFP Industries, Inc.	6,467	662
Passenger Airlines—0.2%
American Airlines Group, Inc.(1)	11,517	147
Pharmaceuticals—5.3%
Amneal Pharmaceuticals, Inc.(1)	59,710	252
Amphastar Pharmaceuticals, Inc.(1)	6,109	281
ANI Pharmaceuticals, Inc.(1)	12,319	715
Innoviva, Inc.(1)	32,458	422
Perrigo Co. plc	9,226	295
Phibro Animal Health Corp. Class A	22,744	290
Prestige Consumer Healthcare, Inc.(1)	28,563	1,633
Supernus Pharmaceuticals, Inc.(1)	29,148	804
VectivBio Holding AG(1)(2)	12,566	212
		4,904

	Shares	Value

Professional Services—2.4%
Barrett Business Services, Inc.	14,207	$ 1,282
ExlService Holdings, Inc.(1)	23,265	652
Science Applications International Corp.	2,430	257
		2,191

Semiconductors & Semiconductor Equipment—3.1%
Axcelis Technologies, Inc.(1)	10,820	1,764
Rambus, Inc.(1)	12,053	672
Tower Semiconductor Ltd.(1)	15,419	379
		2,815

Software—7.5%
Agilysys, Inc.(1)	3,102	205
Alteryx, Inc. Class A(1)	12,080	455
Blackbaud, Inc.(1)	3,703	260
BlackLine, Inc.(1)	13,747	763
Box, Inc. Class A(1)	23,784	576
CommVault Systems, Inc.(1)	3,886	263
Everbridge, Inc.(1)	6,164	138
Intapp, Inc.(1)	30,954	1,038
Manhattan Associates, Inc.(1)	3,998	790
New Relic, Inc.(1)	2,866	245
Pegasystems, Inc.	3,836	167
Progress Software Corp.	11,330	596
Q2 Holdings, Inc.(1)	4,958	160
RADCOM Ltd.(1)	21,604	188
Sapiens International Corp. N.V.	12,000	341
Smartsheet, Inc. Class A(1)	5,694	230
Zeta Global Holdings Corp. Class A(1)	58,677	490
		6,905

Specialty Retail—0.9%
Abercrombie & Fitch Co. Class A(1)	3,372	190
Asbury Automotive Group, Inc.(1)	2,604	599
		789

Technology Hardware, Storage & Peripherals—0.6%
Pure Storage, Inc. Class A(1)	8,250	294
Super Micro Computer, Inc.(1)	946	259
		553

Trading Companies & Distributors—6.4%
Applied Industrial Technologies, Inc.	14,236	2,201
Boise Cascade Co.	15,219	1,568
GMS, Inc.(1)	14,469	926
Rush Enterprises, Inc. Class A	30,291	1,237
		5,932

Water Utilities—1.0%
American States Water Co.	6,703	527
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Water Utilities—continued
SJW Group	6,970	$ 419
		946

Total Common Stocks (Identified Cost $80,552)		89,587

Master Limited Partnerships and Related Companies—0.5%
Downstream/Other—0.5%
Global Partners LP	6,045	214
Sunoco LP	4,380	214
		428

Total Master Limited Partnerships and Related Companies (Identified Cost $289)		428

Total Long-Term Investments—97.8% (Identified Cost $80,841)		90,015

	Shares	Value

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(3)(4)	925,885	$ 926
Total Securities Lending Collateral (Identified Cost $926)		926

TOTAL INVESTMENTS—98.8% (Identified Cost $81,767)		$90,941
Other assets and liabilities, net—1.2%		1,074
NET ASSETS—100.0%		$92,015

Abbreviations:
LP	Limited Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Ireland	2
Israel	1
Canada	1
Virgin Islands (British)	1
Cayman Islands	1
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$89,587	$89,375	$212
Master Limited Partnerships and Related Companies	428	428	—
Securities Lending Collateral	926	926	—
Total Investments	$90,941	$90,729	$212
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4